COMMITMENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Minimum Rental And Lease Payments	$ 5,652	$ 5,920
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	4,146	3,965
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	214	714
1-5 years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 1,292	$ 1,241